UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2020

Date of reporting period:  September 30, 2019

Item 1. Schedules of Investments.

Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.8%
Bandwidth, Inc. (a)	66,649	$4,339,516

Media - 0.4%
Cardlytics, Inc. (a)	55,194	1,850,103
TOTAL COMMUNICATION SERVICES		6,189,619

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.5%
Stoneridge, Inc. (a)	87,110	2,697,797

Diversified Consumer Services - 5.7%
Chegg, Inc. (a)	236,792	7,091,920
Grand Canyon Education, Inc. (a)	89,583	8,797,051
K12, Inc. (a)	141,200	3,727,680
Laureate Education, Inc. (a)	602,397	9,984,730
		29,601,381
Hotels, Restaurants & Leisure - 3.0%
Eldorado Resorts, Inc. (a)(d)	224,805	8,962,976
Everi Holdings, Inc. (a)	357,618	3,025,448
Kura Sushi USA, Inc. (a)	42,703	837,833
Penn National Gaming, Inc. (a)	149,530	2,784,996
		15,611,253
Household Durables - 1.0%
Lovesac, Co. (a)	271,043	5,060,373

Leisure Products - 0.5%
Malibu Boats, Inc. (a)	91,870	2,818,571

Specialty Retail - 3.6%
Aaron's, Inc.	98,893	6,354,864
Rent-A-Center, Inc. (a)	324,584	8,371,021
Zumiez, Inc. (a)	132,758	4,205,110
		18,930,995
TOTAL CONSUMER DISCRETIONARY		74,720,370

CONSUMER STAPLES - 1.9%
Food Products - 0.6%
Freshpet, Inc. (a)(d)	65,476	3,258,741

Personal Products - 1.3%
Medifast, Inc. (d)	64,641	6,698,747
TOTAL CONSUMER STAPLES		9,957,488

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
US Well Services, Inc. (a)	48,018	105,160
TOTAL ENERGY		105,160

FINANCIALS - 8.2%
Banks - 1.5%
TriState Capital Holdings, Inc. (a)	154,735	3,255,624
Western Alliance Bancorp (a)	95,071	4,380,872
		7,636,496
Consumer Finance - 2.7%
FirstCash, Inc.	152,981	14,023,768

Insurance - 4.0%
eHealth, Inc. (a)	42,302	2,825,351
Kinsale Capital Group, Inc.	151,209	15,621,402
Palomar Holdings, Inc. (a)	33,732	1,329,715
ProSight Global, Inc. (a)	68,169	1,319,752
		21,096,220
TOTAL FINANCIALS		42,756,484

HEALTH CARE - 28.3%
Biotechnology - 10.2%
Agios Pharmaceuticals, Inc. (a)	58,109	1,882,732
Amarin Corp. PLC (a)(c)(d)	989,415	14,999,531
Coherus Biosciences, Inc. (a)	274,151	5,554,299
Karyopharm Therapeutics, Inc. (a)	170,859	1,643,664
MacroGenics, Inc. (a)	374,334	4,776,502
Medicines Co. (a)	157,342	7,867,100
Natera, Inc. (a)	88,981	2,918,577
Sage Therapeutics, Inc. (a)	95,935	13,458,721
		53,101,126
Health Care Equipment & Supplies - 7.9%
CONMED Corp.	132,801	12,768,816
Integra LifeSciences Holdings Corp. (a)	212,085	12,739,946
Merit Medical Systems, Inc. (a)	138,080	4,205,917
NuVasive, Inc. (a)	55,096	3,491,985
Orthofix Medical, Inc. (a)	71,324	3,781,598
Tandem Diabetes Care, Inc. (a)	74,949	4,420,492
		41,408,754
Health Care Providers & Services - 4.7%
Addus HomeCare Corp. (a)	48,365	3,834,377
HealthEquity, Inc. (a)	103,010	5,886,506
LHC Group, Inc. (a)	47,509	5,395,122
Select Medical Holdings Corp. (a)	582,084	9,645,132
		24,761,137
Health Care Technology - 3.3%
Tabula Rasa HealthCare, Inc. (a)(d)	117,934	6,479,294
Teladoc Health, Inc. (a)(d)	157,769	10,684,117
		17,163,411
Life Sciences Tools & Services - 2.2%
Charles River Laboratories International, Inc. (a)	86,716	11,478,597

Pharmaceuticals - 0.0%
Sundial Growers, Inc. (a)(c)	20,041	96,096
TOTAL HEALTH CARE		148,009,121

INDUSTRIALS - 19.8%
Aerospace & Defense - 4.3%
Axon Enterprise, Inc. (a)	121,028	6,871,970
Hexcel Corp.	88,396	7,259,963
Kratos Defense & Security Solutions, Inc. (a)	458,792	8,531,237
		22,663,170
Air Freight & Logistics - 0.5%
Echo Global Logistics, Inc. (a)	103,285	2,339,405

Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	57,917	4,471,192
Herman Miller, Inc.	65,774	3,031,524
		7,502,716
Construction & Engineering - 6.0%
Comfort Systems USA, Inc.	89,313	3,950,314
Dycom Industries, Inc. (a)	123,614	6,310,495
EMCOR Group, Inc.	49,787	4,287,657
MasTec, Inc. (a)	202,911	13,175,011
Tutor Perini Corp. (a)	240,710	3,449,374
		31,172,851

Electrical Equipment - 2.3%
Encore Wire Corp.	62,124	3,496,339
TPI Composites, Inc. (a)	291,929	5,473,669
Vicor Corp. (a)	95,860	2,829,787
		11,799,795
Machinery - 3.6%
Chart Industries, Inc. (a)(d)	152,308	9,497,927
Harsco Corp.	341,963	6,483,618
Kornit Digital Ltd. (a)(c)	91,815	2,826,066
		18,807,611
Professional Services - 1.7%
CoStar Group, Inc. (a)	15,400	9,135,280
TOTAL INDUSTRIALS		103,420,828

INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 3.1%
DASAN Zhone Solutions, Inc. (a)	71,476	654,720
Infinera Corp. (a)	491,891	2,680,806
Lumentum Holdings, Inc. (a)	169,350	9,070,386
Viavi Solutions, Inc. (a)	270,271	3,785,145
		16,191,057
Electronic Equipment, Instruments & Components - 1.7%
Coherent, Inc. (a)	34,012	5,228,325
Fabrinet (a)(c)	47,391	2,478,549
Iteris, Inc. (a)	174,840	1,004,456
		8,711,330
IT Services - 4.6%
Euronet Worldwide, Inc. (a)	61,167	8,948,732
ExlService Holdings, Inc. (a)	67,551	4,523,215
Limelight Networks, Inc. (a)	1,563,295	4,736,784
WNS Holdings Ltd. (a)(c)	100,770	5,920,237
		24,128,968
Semiconductors & Semiconductor Equipment - 4.6%
Amkor Technology, Inc. (a)	79,715	725,407
Impinj, Inc. (a)(d)	128,469	3,960,699
Inphi Corp. (a)	106,587	6,507,136
Kulicke & Soffa Industries, Inc.	188,185	4,418,584
MagnaChip Semiconductor Corp. (a)	555,208	5,629,809
Nanometrics, Inc. (a)	79,404	2,590,159
		23,831,794
Software - 8.9%
Digimarc Corp. (a)(d)	150,152	5,869,442
Globant SA (a)(c)	94,325	8,638,284
LivePerson, Inc. (a)(d)	117,280	4,186,896
NICE Ltd. (a)(c)	23,639	3,399,288
Paylocity Holding Corp. (a)	64,125	6,257,317
Pluralsight, Inc. (a)(d)	320,904	5,389,583
PROS Holdings, Inc. (a)	74,196	4,422,082
Rapid7, Inc. (a)	155,273	7,047,841
Upland Software, Inc. (a)	35,107	1,223,830
		46,434,563
TOTAL INFORMATION TECHNOLOGY		119,297,712

MATERIALS - 0.4%
Construction Materials - 0.4%
US Concrete, Inc. (a)	37,446	2,070,015
TOTAL MATERIALS		2,070,015
TOTAL COMMON STOCKS (Cost $450,895,003)		506,526,797

PREFERRED STOCKS - 1.0%
INDUSTRIALS - 1.0%
Azul SA (a)(c)	149,127	5,341,729
TOTAL INDUSTRIALS		5,341,729
TOTAL PREFERRED STOCKS (Cost $5,240,144)		5,341,729

REITS - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Innovative Industrial Properties, Inc. (d)	82,033	7,577,388
TOTAL REITS (Cost $4,749,869)		7,577,388

SHORT-TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class Z, 1.81% (b)	2,714,379	2,714,379
TOTAL SHORT-TERM INVESTMENTS (Cost $2,714,379)		2,714,379

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.5%
First American Government Obligations Fund Class Z - 1.85% (b)	59,967,828	59,967,828
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost 59,967,828)		59,967,828
TOTAL INVESTMENTS (Cost $523,567,223) - 111.5%		582,128,121
Liabilities in Excess of Other Assets - (11.5)%		(59,872,460)
TOTAL NET ASSETS - 100.00%		$522,255,661

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2019.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	This security or a portion of this security was out on loan at September 30, 2019. As of September 30, 2019, the total value of loaned securities was 58,966,118 or 11.3% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

Summary of Fair Value Measurements at September 30, 2019 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly orindirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similarinstruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing theFund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees (the "Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board of Trustees has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$6,189,619	$-	$-	$6,189,619
Consumer Discretionary	74,720,370	-	-	74,720,370
Consumer Staples	9,957,488	-	-	9,957,488
Energy	105,160	-	-	105,160
Financials	42,756,484	-	-	42,756,484
Health Care	148,009,121	-	-	148,009,121
Industrials	103,420,828	-	-	103,420,828
Information Technology	119,297,712	-	-	119,297,712
Materials	2,070,015	-	-	2,070,015
Total Common Stocks	506,526,797	-	-	506,526,797
REITs	7,577,388	-	-	7,577,388
Preferred Stocks
Industrials	5,341,729	-	-	5,341,729
Total Preferred Stocks	5,341,729	-	-	5,341,729
Short-Term Investments	2,714,379	-	-	2,714,379
Investments Purchased with Cash Proceeds from Securities Lending	59,967,828	-	-	59,967,828
Total Investments in Securities	$582,128,121	$-	$-	$582,128,121

Secured Borrowings
  The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

  U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

  The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities.  At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.   Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminatethe loan.

As of September 30, 2019, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	CollateralPledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$59,967,828	$59,967,828	$-

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the Fund's Schedule of Investments for details on the securities out on loan.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date    11/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date    11/20/2019

By (Signature and Title)* /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date   11/20/2019

* Print the name and title of each signing officer under his or her signature.